Contractual obligations and deferred income (Tables)	12 Months Ended
Dec. 31, 2022
Contractual obligations and deferred income
Schedule of contractual obligations and deferred income
	December 31, 2022	December 31, 2021
Refund liability (i)	51,533	37,122
Contract of exclusivity for processing payroll	587	783
Deferred income in leaseback agreement (ii)	4,075	5,678
Other contractual obligations	1,657	2,582
	57,852	46,165
Current	57,852	46,037
Non-current	-	128
	57,852	46,165

(i)

Refers to the customer’s right to return products, as mentioned in Note 11, the Company business cycle is from September to September for each year, being the provision reduced in the end of business cycle and estimated in the fourth quarter.

(ii)

In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ 25,500. This transaction included deferred income of R$ 9,104, which has been appropriated according to the lease term of the property (120 months).